SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Assets classified as held for sale	$ 75,761	$ 75,474
Business services
Disclosure of operating segments [line items]
Assets classified as held for sale	28,578	31,583
Infrastructure services
Disclosure of operating segments [line items]
Assets classified as held for sale	16,270	17,489
Industrials
Disclosure of operating segments [line items]
Assets classified as held for sale	29,914	26,097
Corporate and other
Disclosure of operating segments [line items]
Assets classified as held for sale	$ 999	$ 305